LEASES	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
LEASES

NOTE 7: -    LEASES

At the beginning of fiscal 2019, the Company adopted ASC 842. The Company has entered into various non-cancelable operating lease agreements for certain of its offices and car leases. The Company's leases have original lease periods expiring between 2020 and 2027. Several leases include one or more options to renew. The Company does not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2019:

Operating Leases

July 1st 2019 until December 31, 2019	$975
2020	1,377
2021	1,213
2022	1,032
2023	518
2024 and after	15
Total operating lease payments	$5,130
Less: imputed interest	378
Present value of lease liabilities	$4,752

The Company’s weighted-average discount rate is 4.5%